SEC Registration Nos.
333-152031 and 811-22212

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933      [ X ]

Pre-Effective Amendment No. [ 3 ]
Post-Effective Amendment No. [   ]

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940      [ X ]

Amendment No. [ 3 ]

Calvert SAGE Fund
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)


September 15, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Calvert SAGE Fund SEC File Nos. 333-152031 and 811-22212

Ladies and Gentlemen:

This filing is to confirm that the initial filing made on June 30, 2008 to create a new series, Calvert Global Water Fund, is being moved to Calvert Impact Fund, Inc.

If you have questions or require further information, please contact me at 301-951-4858.

Sincerely,

/s/ Ivy Wafford Duke
Ivy Wafford Duke
Associate General Counsel

cc:	Valerie J. Lithotomos Division of Investment Management Securities and Exchange Commission